Taxation (Details) - Schedule of loss before provision for income tax - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation (Details) - Schedule of loss before provision for income tax [Line Items]
Total loss before income tax expenses	$ 41,250,877	$ 13,064,820	$ 12,649,751
Mainland China [Member]
Taxation (Details) - Schedule of loss before provision for income tax [Line Items]
Total loss before income tax expenses	17,416,280	13,055,022	12,649,751
Others [Member]
Taxation (Details) - Schedule of loss before provision for income tax [Line Items]
Total loss before income tax expenses	$ 23,834,597	$ 9,798